[COLEMAN CABLE INC. LOGO]



                                 August 3, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              RE:  COLEMAN CABLE, INC.
                   REGISTRATION STATEMENT ON FORM S-4, FILED ON APRIL 26, 2005 SEC FILE NO. 333-124334

Ladies and Gentlemen:

         On behalf of Coleman Cable, Inc. ("CCI"), we hereby submit for filing Pre-Effective Amendment No. 3 (the "Amendment") to the above-referenced Registration Statement. In addition, we are providing the following responses to the Comment Letter, dated July 29, 2005, from the Staff of the Securities and Exchange Commission regarding the Registration Statement. For ease of review, we have repeated each comment in its entirety in the original numbered sequence. Our response follows each comment.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 32

         1. We note your disclosure on page 46, "if the carrying value of goodwill assigned to each of our eleven targeted end markets (our operating segments) exceeds its fair value, an impairment loss must be recognized." This statement does not appear to comply with the recognition and measurement of an impairment loss approach discussed in paragraphs 19-22 of SFAS 142. Please revise your disclosure to clarify your process for recognizing and measuring an impairment loss of goodwill.

CCI Response

         We have revised our discussion of critical accounting policies related to goodwill impairment in the Amendment to clarify the procedures followed to recognize and measure an impairment loss of goodwill.


COLEMAN CABLE, INC.   1586 South Lakeside Drive         Tel 847-672-2300            Fax 847-689-9099
                      Waukegan, Illinois 60085          Toll-Free 800-323-9355      Web www.colemancable.com

Report of Independent Registered Public Accounting Firm, page F-2

         2. Please have your auditors address the need to include an explanatory paragraph for the restatement of your goodwill allocation to your operating segments in accordance with AU
                  Section 420.12.

CCI Response

         We have consulted with our auditors, Deloitte & Touche LLP. The restatement does not have a material effect on the financial statements, therefore, in accordance with AU 420.05, no fourth paragraph was added to the auditors' opinion in the Amendment.



Coleman Cable, Inc. consolidated financial statements for the year ended December 31, 2004

5.       Goodwill and Intellectual Property, page F-11

         3. We note your revised disclosures in response to comment 8 in our letter dated July 1, 2005. Please include disclosure in your critical accounting policies section to describe the method(s) you used to allocate goodwill to your 11 operating segments.

CCI Response

         We have revised our critical accountings policies section in the Amendment to describe the allocation of goodwill to each of our eleven operating segments.



         4. We note that you compare the fair value of each of your 11 operating segments to the carrying value of each segment's allocated share of net assets. Your response to comment 38 in our letter dated May 23, 2005 states that you do not maintain balance sheet data for your reportable segments. As such, please include disclosure in your critical accounting policies section to provide a detailed description of how you allocate net assets to your operating segments for purposes of recognizing and measuring goodwill impairment loss.

CCI Response

         We have included the requested disclosure in our critical accountings policies section in the Amendment.


COLEMAN CABLE, INC.   1586 South Lakeside Drive         Tel 847-672-2300            Fax 847-689-9099
                      Waukegan, Illinois 60085          Toll-Free 800-323-9355      Web www.colemancable.com

 12.      Business Segment Information, page F-16

         5. We note your response to comment 9 in our letter dated July 1, 2005, including the additional disclosure included in your March 31, 2005 interim financial statements. Please include in your annual and interim financial statements disclosure that clearly articulates why it is impracticable to allocate depreciation expense to your reportable segments.

CCI Response

         We have included the requested disclosure in our interim and annual financial statement disclosures in the Amendment.


                         *     *     *     *     *     *

         If you have any questions or comments regarding this letter or the Registration Statement, please contact George C. McKann (312-569-1127) or Troy
M. Calkins (312-569-1150) of Gardner Carton & Douglas LLP, our counsel.

                                     Very truly yours,

                                     COLEMAN CABLE, INC.

                                     By:  /s/  Richard N. Burger
                                          --------------------------------------
                                     Richard N. Burger
                                     Executive Vice President, Chief Financial
                                     Officer, Secretary and Treasurer


cc:      Ms. Pamela A. Long [Securities and Exchange Commission]
         Ms. Brigitte Lippmann [Securities and Exchange Commission] Ms. Tracey Houser [Securities and Exchange Commission]
         Mr. George C. McKann [Gardner Carton & Douglas LLP]


COLEMAN CABLE, INC.   1586 South Lakeside Drive         Tel 847-672-2300            Fax 847-689-9099
                      Waukegan, Illinois 60085          Toll-Free 800-323-9355      Web www.colemancable.com